Balances and transactions with related parties - Additional information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances and transactions with related parties
Benefits of key management and Board of Directors - short-term benefits	₽ 307	₽ 434	₽ 253
Benefits of key management and Board of Directors - share-based payments	₽ 0	₽ 12	₽ 34